Property and equipment - Additional Information (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) item	Dec. 31, 2019
Property and equipment
Interest expense capitalized	¥ 0
Pre-tax and non-inflation rate	12.00%	12.00%
Number of cash generating unit with impairment indicator | item	2
Impairment	¥ 0
Predecessor
Property and equipment
Interest expense capitalized	¥ 1,274
Predecessor | Maximum
Property and equipment
Borrowing cost capitalization percentage	6.36%